Commitment and contingencies - Commitment (Details) - MXN ($) $ in Thousands		1 Months Ended
	Apr. 16, 2021	Mar. 31, 2023	Mar. 31, 2022	Apr. 30, 2021	Dec. 31, 2024
Debt securities issued in the Mexican market on April 16, 2021
Commitment and contingencies
Principal amount	$ 1,000,000			$ 1,000,000
Term of loan	5 years			5 years
Percentage of airports guaranteeing the certificates (as a percent)				80.00%
Debt securities issued in the Mexican market on April 16, 2021, accruing interest at a fixed rate
Commitment and contingencies
Principal amount	$ 2,500,000			$ 2,500,000
Term of loan	7 years			7 years
Percentage of airports guaranteeing the certificates (as a percent)				80.00%
Debt securities issued in the Mexican market on March 31, 2022
Commitment and contingencies
Principal amount			$ 1,700,000
Term of loan			5 years
Percentage of airports guaranteeing the certificates (as a percent)			80.00%
Debt securities issued in the Mexican market on March 31, 2022, accruing interest at a fixed rate
Commitment and contingencies
Principal amount			$ 2,300,000
Term of loan			7 years
Percentage of airports guaranteeing the certificates (as a percent)			80.00%
Debt securities issued in the Mexican market on March 31, 2023
Commitment and contingencies
Principal amount		$ 640,000
Term of loan		3 years 4 months 24 days
Percentage of airports guaranteeing the certificates (as a percent)		80.00%
Debt securities issued in the Mexican market on March 31, 2023, accruing interest at a fixed rate
Commitment and contingencies
Principal amount		$ 2,560,000
Term of loan		7 years
Percentage of airports guaranteeing the certificates (as a percent)		80.00%
Short term debt with HSBC
Commitment and contingencies
Principal amount					$ 300,000
Short term debt with Santander
Commitment and contingencies
Principal amount					$ 150,000